Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2020	2019
Cash deposits	$369.4	$118.7
Term deposits	9.1	13.4
	$378.5	$132.1